Inventories (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Inventory [Line Items]
Finished goods	$ 4,426,509	$ 1,513,895
Raw materials	641,222	3,768,842
Inventories, Total	$ 5,067,731	$ 5,282,737